STOCK-BASED COMPENSATION CEO Stock Options Volatility (Details) - Restricted Stock - Market-based vesting	12 Months Ended
Dec. 31, 2018
Assumptions used to estimate the fair value of market-based restricted stock awards granted
Expected term (years)	3 years 11 days
Expected volatility	35.10%
Expected dividend yield	0.00%
Risk-free interest rate	2.67%
Weighted-average grant date fair value	1.27%
Minimum
Assumptions used to estimate the fair value of market-based restricted stock awards granted
Expected term (years)	3 years 11 days